Segment Information - Schedule of Reconciliation of Segment General and Administrative Expense to Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Other Significant Reconciling Item [Line Items]
General and administration	$ 344.6	$ 349.2	$ 387.0
Operating segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses	162.0	171.8	161.7
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Corporate general and administrative expenses	120.9	110.6	100.9
General and Administrative Expense
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments	8.7	12.0	55.2
General and Administrative Expense | Corporate and Reconciling Items
Segment Reporting, Other Significant Reconciling Item [Line Items]
Share-based compensation expense included in general and administrative expense	$ 53.0	$ 54.8	$ 69.2